Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (note 6)	$ 34,931,778	$ 59,469,868
Accounts receivable	142,745	209,923
Other receivables	137,127	270,274
Prepaid expenses (note 17)	941,442	1,487,913
Total current assets	36,153,092	61,437,978
Non-current assets
Property and equipment (note 7)	337,058	295,738
Intangible assets (note 8)	210,358	294,802
Total assets	36,700,508	62,028,518
Current liabilities
Accounts payable and accrued liabilities (note 17)	8,041,485	9,334,158
Current portion of lease liability (note 9)	15,808	50,447
Derivative liability (note 10)	238,176	419,901
Total current liabilities	8,295,469	9,804,506
Non-current liabilities
Lease liability (note 9)	158,532	22,424
Total liabilities	8,454,001	9,826,930
Equity
Share capital (note 11)	148,519,136	147,545,399
Warrants (note 13)	3,517,867	3,517,867
Contributed surplus	18,786,306	15,586,832
Deficit	(142,576,802)	(114,448,510)
Total equity	28,246,507	52,201,588
Total equity and liabilities	$ 36,700,508	$ 62,028,518